SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule of Revenues by Service Categories
	For the years ended December 31,
	2014	2015	2016
Revenues from continuing operations:

Air Travel Media Network	$59,200	$38,917	$12,178
Gas Station Media Network	11,164	9,840	4,009
Other Media	5,583	2,109	410

	$75,947	$50,866	$16,597